BORROWINGS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Debt Disclosure [Abstract]
Interest paid	$ 120,931	$ 147,605
Weighted average interest rate	4.34%		4.34%